Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit attributable to equity holders of the parent	$ 3,573	$ 1,660	$ 6,498
Weighted average number of shares on issue for basic earnings per share	1,895,703,924	1,896,498,169	1,511,257,404
Effect of dilution from contingently issuable shares	16,221,362	14,444,802	13,061,376
Weighted average number of shares on issue adjusted for the effect of dilution	1,911,925,286	1,910,942,971	1,524,318,780
Basic earnings per share	$ 1.885	$ 0.875	$ 4.30
Diluted earnings per share	$ 1.869	$ 0.869	$ 4.263